Segment Information - Summary of Selected Financial Information Relating to Group's Segments (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 206,820,874	$ 29,986,208	¥ 202,209,465	¥ 162,167,547
Operating cost and expenses:
Cost of revenues	104,315,856	15,124,377	97,413,915	98,521,027
Research and development	6,790,791	984,572	11,801,545	8,832,488
Selling and marketing	75,265,726	10,912,504	66,149,460	53,500,051
Unallocated corporate expenses	77,051,580		93,256,046	100,097,849
Impairment loss of intangible assets and other non-current assets				3,120,425
Provision for loan receivable and other receivables				5,904,305
Total operating cost and expenses	263,423,953		268,620,966	269,976,145
Other operating income, net	16,515	2,394	22,018	330,224
Loss from operations	(56,586,564)	(8,204,280)	(66,389,483)	(107,478,374)
Unallocated other income, net	2,070,949		28,439,789	(3,375,210)
Loss before income taxes	(54,515,615)	$ (7,904,021)	(37,949,694)	(110,853,584)
Overseas art study services
Segment Reporting Information [Line Items]
Net revenues	181,833,076		181,035,267	138,703,946
Operating cost and expenses:
Cost of revenues	92,389,567		81,964,815	83,972,820
Research and development	5,903,055		4,176,398	1,834,597
Selling and marketing	69,398,473		60,436,932	49,804,055
Total operating cost and expenses	167,691,095		146,578,145	135,611,472
Other operating income, net				167,016
Loss from operations	14,141,981		34,457,122	3,259,490
Other Educational Services
Segment Reporting Information [Line Items]
Net revenues	24,657,609		21,174,198	20,025,679
Operating cost and expenses:
Cost of revenues	11,552,359		14,154,713	9,954,371
Research and development			3,148,402	150,622
Selling and marketing	5,736,053		5,598,532	3,266,430
Total operating cost and expenses	17,288,412		22,901,647	13,371,423
Other operating income, net				94,340
Loss from operations	7,369,197		(1,727,449)	6,748,596
Others
Segment Reporting Information [Line Items]
Net revenues	330,189			3,437,922
Operating cost and expenses:
Cost of revenues	373,930		1,294,387	4,593,836
Research and development	887,736		4,476,745	6,847,269
Selling and marketing	131,200		113,996	429,566
Impairment loss of intangible assets and other non-current assets				3,120,425
Provision for loan receivable and other receivables				5,904,305
Total operating cost and expenses	1,392,866		5,885,128	20,895,401
Other operating income, net	16,515		22,018	68,868
Loss from operations	¥ (1,046,162)		¥ (5,863,110)	¥ (17,388,611)